Fair Value Measurements (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Level 1
Assets:
Available-for-sale securities		$ 1,181
Total		1,181
Level 2
Liabilities
Interest rate cap agreements	$ 2,794	3,396
Total	2,794	3,396
Level 3
Liabilities
Long-term debt	791,038	1,055,045
Total	$ 791,038	$ 1,055,045